--------------------------------------------------------------------------------

                   CitiFunds(R)
----------------------------
--------------------------------------------------------------------------------



                   Citi(SM)
                   Tax Free
                      Reserves

SEMI-ANNUAL REPORT
FEBRUARY 28, 2001











--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                    1
 ................................................................................
Portfolio Environment and Outlook                                             2
 ................................................................................
Fund Facts                                                                    3
 ................................................................................
Fund Performance                                                              4
 ................................................................................

CITI TAX FREE RESERVES

Statement of Assets and Liabilities                                           5
 ................................................................................
Statement of Operations                                                       5
 ................................................................................
Statement of Changes in Net Assets                                            6
 ................................................................................
Financial Highlights                                                          7
 ................................................................................
Notes to Financial Statements                                                 8
 ................................................................................

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      11
 ................................................................................
Statement of Assets and Liabilities                                           17
 ................................................................................
Statement of Operations                                                       17
 ................................................................................
Statement of Changes in Net Assets                                            18
 ................................................................................
Financial Highlights                                                          18
 ................................................................................
Notes to Financial Statements                                                 19
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Over the past six months, tax-exempt money market instruments generally helped investors preserve their capital and earn competitive levels of income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns.

   In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for some money market funds. At the same time, supply-and-demand factors also kept tax-exempt yields low, especially for securities issued in states that have relatively high income taxes, such as New York, California and Connecticut.

   In this environment, the Fund's investment adviser, Citibank, N.A., continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

   On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,


/s/ Heath B. McLendon
---------------------
Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown was generally the result of higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the "Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%.

   During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate, the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence and declining manufacturing activity contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

   Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut the Fed Funds rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Fed Funds rate since Alan Greenspan was appointed Fed Chairman in 1987.

   THESE MOVES TOWARD A MORE ACCOMMODATIVE MONETARY POLICY CAUSED YIELDS ON TAX-EXEMPT MONEY MARKET INSTRUMENTS TO DECLINE COMMENSURATELY. Additionally, downward pressure on tax-exempt yields was intensified by supply-and-demand factors that were unique to the short-term municipal securities marketplace. Because many states and municipalities received higher-than-expected tax revenues while the economy was strong, they had less need to borrow in the short-term bond markets. This led to a substantially reduced supply of securities compared to the same period a year ago. At the same time, however, demand for such securities increased as many investors sought to protect their assets from heightened volatility in the stock and corporate bond markets.

   In this environment, the Fund's investment adviser generally maintained the Fund's average weighted maturity toward the long end of its range. This relatively aggressive posture was designed to lock in higher yields for as long as possible while interest rates declined. When new securities that the adviser considered particularly attractive came to the market, however, the adviser periodically and opportunistically extended the fund's average weighted maturity in an attempt to capture the yields that these issued instruments provided.

   IN TERMS OF SECURITY SELECTION, THE FUND'S ADVISER FOCUSED PRIMARILY ON VARIABLE RATE DEMAND NOTES ("VRDNS") DURING THE EARLY PART OF THE REPORTING PERIOD. VRDNs are floating-rate notes whose yields are reset to prevailing levels on either a daily or weekly basis. VRDNs generally provided higher yields than municipal notes and tax-exempt commercial paper. An exception to their focus on VRDNs occurred in early January, when a combination of temporary influences caused VRDN yields to fall below 1%. VRDN yields subsequently returned to more competitive levels after these technical pressures abated.

   Looking forward, the adviser expects economic weakness to persist over the next several months, and economic growth to strengthen during the second half of 2001. Indeed, the adviser is currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.

FUND FACTS

FUND OBJECTIVE
Provide shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
Class N shares                           Distributed annually, if any
August 31, 1984
Cititrade(R) shares                       BENCHMARK**
August 18, 2000                          o Lipper Tax Exempt Money Market
                                           Funds Average
NET ASSETS AS OF 2/28/01
Class N shares: $546.0 million           o iMoneyNet, Inc. General
Cititrade shares: $38,200                  Purpose Tax Free Money
                                           Market Funds Average

*  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

Citi is a service mark of Citicorp.
Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 28, 2001            SIX        ONE       FIVE      TEN
(Unaudited)                                   MONTHS**   YEAR      YEARS*    YEARS*
====================================================================================
Citi Tax Free Reserves Class N                 1.72%      3.56%     3.06%     2.94%
Lipper Tax Exempt Money Market Funds Average   1.70%      3.51%     3.05%     2.94%
iMoneyNet, Inc. General Purpose Tax Free
  Money Market Funds Average                   1.65%      3.43%     3.00%     2.91%
Cititrade Tax Free Reserves                    1.54%     --        --         1.67%**#

*  Average Annual Total Return
** Not Annualized
#  Commencement of Operations 8/18/00

7-DAY YIELDS         CLASS N       CITITRADE
                     -------       --------
Annualized Current    3.04%          2.69%
Effective             3.09%          2.73%

The ANNUALIZED CURRENT 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI TAX FREE RESERVES CLASS N VS.
iMONEYNET, INC. GENERAL PURPOSE TAX FREE MONEY MARKET FUNDS AVERAGE

[Data below represents line chart in the printed piece]

         Citi Tax Free   iMoneyNet, Inc.
           Reserves      General Purpose
           Class N          Tax Free
         -------------   ---------------
3/7/00       3.18%            3.14%
             3.15             3.11
             3.15             3.11
             3.18             3.14
             3.23             3.21
             2.94             2.91
4/18/00      3.27             3.22
             3.71             3.61
             4.16             4.02
             4.56             4.4
             4.67             4.5
             3.83             3.75
5/31/00      3.68             3.6
             3.51             3.47
             3.36             3.37
             3.63             3.65
             3.89             3.86
             3.95             3.9
             3.11             3.15
7/17/00      3.2              3.28
             3.6              3.55
             3.66             3.61
             3.45             3.41
             3.57             3.56
             3.62             3.56

8/27/00      3.62             3.57
             3.67             3.6
             3.41             3.41
             3.51             3.54
             3.74             3.77
             4.39             4.3
10/6/00      3.86             3.8
             3.59             3.62
             3.61             3.62
             3.69             3.69
             3.76             3.67
             3.74             3.73
11/19/00     3.84             3.8
             3.73             3.71
             3.61             3.57
             3.26             3.26
             3.54             3.49
             3.91             3.77
             4.05             4.01
1/6/01       2.76             2.9
             1.92             2.18
             2.04             2.09
             3.52             3.5
             3.42             3.43
             2.97             3
             3.14             3.07
2/28/01      3.08             3.04


As illustrated, Citi Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $547,198,751
Receivable for shares of beneficial interest sold                       219,093
--------------------------------------------------------------------------------
  Total assets                                                      547,417,844
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     1,111,271
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)       106,290
Payable for shares of beneficial interest repurchased                    30,000
Accrued expenses and other liabilities                                  147,903
--------------------------------------------------------------------------------
  Total liabilities                                                   1,395,464
--------------------------------------------------------------------------------
NET ASSETS                                                         $546,022,380
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $546,053,624
Accumulated net realized loss on investments                            (31,244)
--------------------------------------------------------------------------------
  Total                                                            $546,022,380
================================================================================
Class N Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($545,984,180/546,015,424 shares outstanding)                           $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
  ($38,200/38,200 shares outstanding)                                     $1.00
================================================================================
CITI TAX FREE RESERVES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INTEREST INCOME (Note 1A)
Income from Tax Free Reserves Portfolio               $10,449,076
Allocated expenses from Tax Free Reserves Portfolio      (385,798)
--------------------------------------------------------------------------------
                                                                    $10,063,278
EXPENSES:
Administrative fees (Note 3A)                             642,489
Shareholder Servicing Agents' fees Class N (Note 3B)      642,472
Distribution fees Class N (Note 4)                        256,995
Distribution fees Cititrade (Note 4)                           44
Blue Sky fees                                             164,532
Shareholder reports                                        21,760
Legal fees                                                 16,708
Custody and fund accounting fees                           15,926
Transfer agent fees                                        15,021
Registration                                               11,274
Audit fees                                                  9,250
Trustees' fees                                              8,460
Miscellaneous                                              12,908
--------------------------------------------------------------------------------
  Total expenses                                        1,817,839
Less: aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                           (537,632)
--------------------------------------------------------------------------------
  Net expenses                                                        1,280,207
--------------------------------------------------------------------------------
Net investment income                                                 8,783,071
NET REALIZED LOSS ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO       (11,309)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 8,771,762
================================================================================

See notes to financial statements

CITI TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                             FEBRUARY 28, 2001    YEAR ENDED
                                                                (Unaudited)     AUGUST 31, 2000
===============================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                         $  8,783,071     $   16,432,357
Net realized loss on investments                                   (11,309)           (17,545)
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                       8,771,762         16,414,812
-----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income Class N shares                            (8,782,842)       (16,432,347)
Net investment income Cititrade shares                                (229)               (10)
-----------------------------------------------------------------------------------------------
Decrease in net assets from distribution to shareholders        (8,783,071)       (16,432,357)
-----------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
CLASS N SHARES
Proceeds from sale of shares                                   487,924,740      1,057,083,608
Net asset value of shares issued to shareholders from
 reinvestment of dividends                                       1,224,388          2,224,510
Cost of shares repurchased                                    (440,713,508)    (1,051,611,170)
-----------------------------------------------------------------------------------------------
Total Class N shares                                            48,435,620          7,696,948
-----------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
CITITRADE SHARES*
Proceeds from sale of shares                                        55,076             11,000
Net asset value of shares issued to shareholders
 from reinvestment of dividends                                        222                 10
Cost of shares repurchased                                         (24,155)            (3,953)
-----------------------------------------------------------------------------------------------
Total Cititrade shares                                              31,143              7,057
-----------------------------------------------------------------------------------------------
Total increase in net assets from transactions
 in shares of beneficial interest                               48,466,763          7,704,005
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                      48,455,454          7,686,460
-----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                            497,566,926        489,880,466
-----------------------------------------------------------------------------------------------
End of period                                                 $546,022,380     $  497,566,926
===============================================================================================

* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                     CLASS N
                               ----------------------------------------------------------------------
                               SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                               FEBRUARY 28, 2001 ----------------------------------------------------
                                  (Unaudited)     2000      1999       1998       1997       1996
=====================================================================================================
Net Asset Value, beginning
 of period                          $1.00000     $1.00000  $1.00000   $1.00000   $1.00000    $1.00000
Net investment income                0.01703      0.03279   0.02626    0.03042    0.03004     0.02973
Less dividends from net
 investment income                  (0.01703)    (0.03279) (0.02626)  (0.03042)  (0.03004)   (0.02973)

-----------------------------------------------------------------------------------------------------
Net Asset Value, end of period      $1.00000     $1.00000  $1.00000   $1.00000   $1.00000    $1.00000
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                    $545,984     $497,560  $489,880   $514,771   $422,483    $371,349
Ratio of expenses to average
 net assets+                            0.65%***     0.65%     0.65%      0.65%      0.65%       0.65%
Ratio of net investment income
 to average net assets+                 3.42%*       3.27%     2.62%      3.04%      3.01%       2.97%
Total return                            1.72%**      3.33%     2.66%      3.08%      3.05%       3.01%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and  the ratios would have been as follows:

Net investment income per share     $0.01538     $0.03015  $0.02365   $0.02782   $0.02715    $0.02693
RATIOS:
Expenses to average net assets         +0.99%       *0.91%     0.91%      0.92%      0.94%       0.93%
Net investment income to
 average net assets+                    3.08%*       3.01%     2.36%      2.77%      2.72%       2.69%
=====================================================================================================

                                                        CITITRADE SHARES
                                    -----------------------------------------------------------------
                                       SIX MONTHS ENDED               FOR THE PERIOD AUGUST 18, 2000
                                      FEBRUARY 28, 2001                 (COMMENCEMENT OF OPERATIONS)
                                         (Unaudited)                         TO AUGUST 31, 2000
=====================================================================================================
Net Asset Value, beginning of period       $1.00000                              $1.00000
Net investment income                       0.01532                               0.00126
Less dividends from net
 investment income                         (0.01532)                             (0.00126)
-----------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $1.00000                              $1.00000
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                   $38,200                                $7,057
Ratio of expenses to average net assets+       1.00%*                                1.00%*
Ratio of net investment income to
 average net assets+                           3.07%*                                2.92%*
Total return                                   1.54%**                               0.13%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share            $0.01231                              $0.00126
RATIOS:
Expenses to average net assets+                1.34%*                                1.26%*
Net investment income to average
  net assets+                                  2.73%*                                2.66%*
=====================================================================================================

+ Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized

See notes to financial statements

CITI TAX FREE RESERVES
Notes to Financial Statements (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Tax Free Reserves changed its name to Citi Tax Free Reserves (the "Fund"). The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 73.4% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acted as the Fund's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, became the Fund's Administrator effective January 1, 2001. Citibank also makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001, Salomon Smith Barney Inc. became the Fund's Distributor.

   The Fund offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund was liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includeable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

CITI TAX FREE RESERVES
Notes to Financial Statements (Unaudited)

   The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Class N expenses to 0.65% and Cititrade expenses to 1.00%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $642,489, of which $365,321 was voluntarily waived for the six months ended February 28, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $642,472 for Class N, for the six months ended February 28, 2001.

CITI TAX FREE RESERVES
Notes to Financial Statements (Unaudited) (Continued)

4. DISTRIBUTION FEES The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. Distribution fees for Class N amounted to $256,995, of which $172,311 was voluntarily waived for the six months ended February 28, 2001, and $44 for Cititrade for the six months ended February 28, 2001. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the period.

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $736,846,063 and $698,801,778 respectively, for the six months ended February 28, 2001.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS   February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 1.3%
----------------------------------------------------------
Houston, Texas, Higher
  Education Finance Corp.
  3.35% due 5/24/01            $ 5,000         $ 5,000,000
Long Island Power Authority,
  2.30% due 5/08/01              5,000           5,000,000
                                               -----------
                                                10,000,000
                                               -----------
GENERAL OBLIGATION BONDS
AND NOTES -- 4.1%
----------------------------------------------------------
Iowa State School, Cash
  Anticipation Program,
  3.88% due 1/30/02             14,000          14,105,364
Olathe, Kansas,
  4.75% due 6/01/01              7,500           7,507,922
South   Carolina State,
  5.75% due 3/01/01              1,000           1,000,000
South Carolina State,
  6.00% due 5/01/01              1,000           1,002,615
South Carolina State,
  5.75% due 1/01/02              2,000           2,026,229
Utah  State,
  5.00% due 7/01/01              4,900           4,910,757
                                               -----------
                                                30,552,887
                                               -----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 16.6%
----------------------------------------------------------
Alabama State, Municipal
  Electric Power Supply
  Revenue,
  6.50% due 9/01/01              4,000           4,080,080
Arizona State, Transitional
  Board Highway Revenue,
  6.50% due 7/01/01              1,500           1,533,171
Bayonne, New Jersey,
  5.00% due 7/12/01              7,000           7,012,200
Brazos, Texas, Higher
  Education Authority,
  5.85% due 6/01/01              2,000           2,004,593
California Student Loan,
  AMT,
  4.70% due 6/01/01              3,000           3,000,000
Chicago,Illinois,
  3.65% due 8/09/01              3,500           3,500,000
Douglas County Colorado,
  School District No 1,
  5.00% due 6/29/01              3,000           3,006,468
Intermountain Power
  Agency, Utah,
  3.20% due 4/05/01              4,000           4,000,000
Iowa  School Corporation,
  5.50% due 6/22/01             12,000          12,035,888
Louisa, Virginia, Industrial
  Development Authority, AMT,
  4.00% due 3/01/02              7,000           7,000,000
Louisiana Local
  Government, Environmental
  Facilities Revenue,
  5.25% due 2/15/02             10,000          10,178,244

Mercer County, North
  Dakota, Solid Waste
  Disposal Authority, AMT,
  4.45% due 6/01/01              3,300           3,300,000
Michigan Municipal Bond
  Authority,
  4.75% due 4/26/01              4,000           4,002,941
Michigan Municipal
  Bond Authority,
  5.00% due 7/02/01              2,600           2,605,456
Michigan Municipal Bond
  Authority,
  4.30% due 8/23/01              2,500           2,508,043
Michigan State Building
  Authority Revenue,
  6.10% due 10/01/01             2,000           2,019,280
Minnesota State, Housing
  Finance Agency,
  4.45% due 11/29/01             4,000           4,000,000
Oklahoma State Water
  Resource Board State
  Loan Revenue,
  4.30% due 3/01/01              8,500           8,500,000
Oklahoma
  State Water Resource
  Board State Loan Revenue,
  3.45% due 9/04/01              5,535           5,535,000
South Carolina Jobs,
  Economic Development
  Authority,
  4.45% due 3/15/01             19,995          19,995,000
Tucson, Arizona, Water
  Revenue,
  7.00% due 7/01/01              4,150           4,268,240
University Of Missouri
  Capital Projects,
  5.25% due 6/29/01              2,000           2,005,671
Washington State Public
  Power Supply,
  5.25% due 7/01/01              2,000           2,006,006
Western, Michigan,
  University Revenue,
  6.50% due 7/15/01              2,475           2,543,379

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- (CONT'D)
----------------------------------------------------------
Yoakum County, Texas,
  Pollution Control Revenue,
  4.35% due 5/01/01            $ 3,000        $  3,000,000
                                              ------------
                                               123,639,660
                                              ------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 13.7%
---------------------------------------------------------
Bartholomew Considated School,
  Corporate Ind, TANs,
  4.75% due 6/29/01              5,238           5,258,237
Bartholomew Considated
  School, Corporate Ind, TANs,
  4.60% due 12/31/01             4,238           4,275,649
Benton, Indiana, Community
  School Corporation, TANs,
  5.00% due 12/31/01             2,700           2,708,630
Concord, Indiana, Community
  Schools, TANs,
  4.00% due 12/31/01             5,390           5,403,028
DeKalb County, Georgia,
  TANs,
  3.60% due 8/01/01              1,500           1,500,000
Indianapolis, Indiana,
  Thermal, BANs,
  5.00% due 5/01/01              4,000           4,004,281
Jefferson County, Colorado
  School District R-001, TANs,
  5.00% due 6/27/01              2,400           2,405,111
Jersey City, New Jersey,
  BANs,
  4.00% due 1/11/02             28,969          29,040,928
Kane Mc Henry Cook and
  De Kalb Counties,
  Illinois School District,
  4.63% due 9/28/01             22,400          22,478,773
Middle Country Central
  School District, NY, TANs,
  4.75% due 6/29/01              5,000           5,006,369
Portage County, Ohio,
  BANs,
  4.75% due 11/01/01             6,379           6,393,360
Spokane Washington,
  TRANs,
  4.75% due 4/02/01              2,000           2,000,840
West Branch, Ohio, Local
  School District, BANs,
  4.75% due 9/21/01              4,475           4,483,463
West Jordan, Utah, TRANs,
  4.75% due 6/29/01              6,950           6,955,462
                                              ------------
                                               101,914,131
                                              ------------
VARIABLE RATE DEMAND NOTES* -- 64.2%
----------------------------------------------------------
ABN--Amro
  Leasetops Certificates Trust,
  due 10/01/04                   3,409           3,409,460

ABN--Amro
  Munitops Certificates Trust,
  due 3/07/07                    4,000           4,000,000
ABN--Amro
  Munitops Certificates Trust,
  AMT, due 4/05/06               5,000           5,000,000
ABN--Amro
  Munitops Certificates Trust,
  AMT,due 7/05/06                9,000           9,000,000
ABN--Amro
  Munitops Certificates Trust,
  due 5/07/08                   15,000          15,000,000
Adams County, Colorado,
  Industrial Development
  Revenue, due 12/01/15          2,000           2,000,000
Alaska State Housing
  Finance Corp., AMT,
  due 6/01/07                    5,795           5,795,000
Arapahoe County,
  Colorado, Revenue
  Authority,
  due 7/01/07                    1,585           1,585,000
Ascension, Louisiana,
  Solid Waste, AMT,
  due 12/01/27                   2,000           2,000,000
Ashe County, North Carolina,
  Industrial Facilities
  and Pollution,
  due 7/01/10                    2,100           2,100,000
Babylon, New York, Industrial
  Development Resource
  Recovery Revenue, AMT,
  due 12/01/24                   1,200           1,200,000
Beloit, Kansas, Industrial
  Development Authority,
  AMT,
  due 12/01/16                   1,100           1,100,000
Beaver County, Pennsylvania,
  Pollution Control Revenue,
  due 12/01/20                   1,500           1,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Bexar County, Texas,
 Housing Finance
 Authority,
 due 9/15/26                   $ 1,900        $  1,900,000
Brooks County, Georgia,
 Development Authority
 Revenue,
 due 3/01/18                     2,000           2,000,000
Carrollton, Georgia, Payroll
 Development Authority,
 due 3/01/15                     1,550           1,550,000
Carthage, Missouri,
 Industrial Development
 Authority Revenue,
 due 4/01/07                     2,000           2,000,000
Carthage, Missouri,
 Industrial Development
 Authority Revenue, AMT,
 due 9/01/30                     2,000           2,000,000
Castle Pines, North
 Metro District,
 Colorado,
 due 12/01/28                    4,990           4,990,000
Chesterfield County,
 Virginia, Industrial
 Development,
 due 2/01/03                     1,400           1,400,000
Chicago, Illinois,
 due 1/01/23                    15,847          15,847,000
Chicago, Illinois,
 Board of Education,
 due 6/01/21                     3,000           3,000,000
Chicago, Illinois,
 Gas Supply Revenue,
 due 3/01/30                     5,000           5,000,000
Chicago, Illinois,
 O'Hare International
 Airport Revenue,
 due 7/01/10                       500             500,000
Clark County, Kentucky,
 Pollution Control Revenue,
 due 10/15/14                    2,000           2,000,000
Clarksville, Arizona,
 Industrial Development
 Revenue, AMT,
 due 8/01/13                     1,500           1,500,000
Clipper Tax Exempt Trust,
 AMT,
 due 3/01/15                       290             290,000
Clipper Tax Exempt Trust,
 AMT,
 due 3/01/16                     6,415           6,415,000
Coastal Bend, Texas, Health
 Facilities Development,
 due 8/15/28                     1,000           1,000,000
Cobb County, Georgia,
 Housing Authority,
 due 9/15/26                     2,800           2,800,000
Colorado Health
 Facilities
 Authority Revenue,
 due 6/01/21                     9,795           9,795,000

Colorado Springs Utility
 Revenue,
 due 11/15/26                    6,520           6,520,000
Columbus, Georgia,
 Housing
 Authority Revenue,
 due 11/01/17                      750             750,000
Davidson County, North
 Carolina, Industrial
 Facilities,
 due 7/01/20                     2,140           2,140,000
De Kalb County, Georgia,
 Development Authority,
 due 2/01/18                     1,100           1,100,000
De Kalb County, Georgia,
 Multi-Family Housing
 Revenue,
 due 6/15/25                     2,400           2,400,000
Director State, Nevada,
 Department of Business, AMT,
 due 8/01/20                       820             820,000
Emmaus, Pennsylvannia,
 General Authority
 Revenue,
 due 3/01/24                     7,800           7,800,000
Facilities Municipal Trust,
 due 12/15/14                    8,315           8,315,000
Fayetteville, Arkansas,
 Public Facilities Board,
 due 9/01/27                         5               5,000
Floyd County, Georgia,
 Development Authority,
 due 9/01/26                     1,080           1,080,000
Forsyth County, Georgia,
 Industrial Development
 Revenue,
 due 1/01/07                     2,000           2,000,000
Fulton County, Georgia,
 Development Authority Revenue,
 due 12/01/12                    2,000           2,000,000
Fulton County, Georgia,
 Development Authority
 Revenue,
 due 2/01/18                     1,960           1,960,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Fulton County, Georgia,
 Multi-Family Housing
 Revenue,
 due 4/01/30                   $ 1,500        $  1,500,000
Gordon County, Georgia,
 Industrial Development
 Authority Revenue, AMT,
 due 8/01/17                     1,000           1,000,000
Gulf Breeze, Florida,
 Revenue,
 due 3/31/21                     1,420           1,420,000
Gwinett County, Georgia,
 Industrial Development
 Revenue,
 due 3/01/17                       310             310,000
Hampton, Virginia,
 Redevelopment & Housing
 Authority, AMT,
 due 6/15/26                     2,400           2,400,000
Harris County, Texas,
 Toll Road,
 due 8/01/15                     2,700           2,700,000
Harris County, Texas,
 Health Facilities
 Development,
 due 10/01/29                    3,000           3,000,000
Hawkins County, Tennessee,
 Industrial Development Board,
 due 10/01/27                    1,450           1,450,000
Henrico County, Virginia,
 Industrial Development
 Authority,
 due 8/01/23                       180             180,000
Hillsborough County,
 Florida, School Board,
 due 1/01/12                     7,000           7,000,000
Illinois Educational
 Facilities Authority Revenue,
 due 1/01/28                    23,500          23,500,000
Illinois Health Facilities
 Authority Revenue,
 due 1/01/20                       100             100,000
Indiana Health Facilities
 Finance Authority Hospital Revenue,
 due 3/01/30                    10,000          10,000,000
Kansas City, Missouri,
 Industrial Development Authority,
 due 4/01/27                     7,550           7,550,000
Kentucky Economic Development
 Finance Authority,
 due 8/15/31                     2,650           2,650,000
Knox County, Tennessee,
 Health Educational
 Hospital Facilities Revenue,
 due 12/01/15                    4,500           4,500,000
Koch Certificates Trust,
 due 12/13/02                    3,729           3,728,658
Long Island Power Authority,
 due 4/01/25                     4,200           4,200,000
Macon Trust Pooled
 Variable Rate Certificates,
 due 3/03/07                    13,680          13,680,000

Madison, Wisconsin,
 Community Development
 Authority,
 due 6/01/22                     1,040           1,040,000
Maine Health and Higher
 Educational Facilities,
 due 7/01/19                     3,000           3,000,000
Marshfield, Wisconsin,
 Industrial Development
 Revenue,
 due 12/01/14                    2,500           2,500,000
Mason County, Kentucky,
 Pollution Control,
 due 10/15/14                    2,720           2,720,000
Massachusetts State
 Industrial Finance Agency,
 due 11/01/25                    1,960           1,960,000
Mecklenburg County,
 North Carolina,
 Industrial Facilities,
 due 9/01/14                     2,000           2,000,000
Metropolitan Atlanta,
 Rapid Transportation
 Authority, Georgia,
 due 7/01/20                     5,000           5,000,000
Metropolitan Pier &
 Exposition Authority,
 Illinois,
 due 6/15/21                       870             870,000
Miami Dade County,
 Florida, Aviation,
 due 10/01/29                    9,870           9,870,000
Michigan State Building
 Authority Revenue,
 due 10/01/09                    2,800           2,825,547
Michigan State Housing
 and Development Rental
 Revenue,
 due 4/01/24                     3,325           3,325,000
Minneapolis, Minnesota,
 due 12/01/05                    1,560           1,560,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Minneapolis, Minnesota,
 due 3/01/12                   $   310        $    310,000
Missouri State Health and
 Educational Facilities
 Revenue,
 due 7/01/18                     3,500           3,500,000
Missouri State Health and
 Educational Facilities
 Revenue,
 due 6/01/26                        15              15,000
Missouri State Housing and
 Development Common
 Mortgage,
 due 3/01/30                        50              50,000
Moorhead, Minnesota,
 Solid Waste Disposal, AMT,
 due 4/01/12                     3,000           3,000,000
Morristown, Tennessee,
 Industrial Development
 Board, AMT,
 due 2/01/15                     4,250           4,250,000
Municipal Securities
 Trust Certificates,
 due 8/17/10                     6,820           6,820,000
Municipal Securities Trust
 Certificates,
 due 12/02/14                   11,945          11,945,000
Nash County, North Carolina,
 due 12/01/14                    1,000           1,000,000
New Hampshire Higher
 Educational and Health,
 due 6/01/23                     1,300           1,300,000
New Hanover County,
 North Carolina,
 due 3/01/14                     2,250           2,250,000
New Hanover County,
 North Carolina,
 due 3/01/15                     2,250           2,250,000
New Hanover County,
 North Carolina,
 due 3/01/16                     2,250           2,250,000
New Jersey State
 Transportation Trust
 Fund Authority,
 due 6/15/14                     5,545           5,545,000
New York State Job
 Development Authority GTD,
 AMT,
 due 3/01/03                       900             900,000
North Carolina Educational
 Facilities,
 due 9/01/26                       200             200,000
North Carolina Medical
 Care Community Health
 System Revenue,
 due 11/15/28                   10,000          10,000,000
Oklahoma Finance
 Authority Revenue,
 due 1/01/30                     4,000           4,000,000
Orange County, Florida,
 Health Facilities Authority
 Revenue,
 due 10/01/14                    2,400           2,400,000

Orange County, Florida,
 Industrial Development
 Authority,
 due 1/01/11                       375             375,000
Orlando, Florida,
 Special Assessment Revenue,
 due 10/01/21                    3,200           3,200,000
Peoria, Illinois, Health
 Care Facilities Revenue,
 due 5/01/17                     1,050           1,050,000
Piedmont, South Carolina,
 Municipal Power Agency,
 due 1/01/22                     1,000           1,000,000
Pima County, Arizona,
 Industrial Development
 Authority,
 due 12/01/22                   10,000          10,000,000
Pinal County, Arizona,
 Pollution Control Revenue,
 due 12/01/11                    2,500           2,500,000
Pitney Bowes Credit Corp.
 Leasetops,
 due 11/13/02                      912             911,757
Pitney Bowes Credit Corp.
 Leasetops,
 due 3/15/05                     2,603           2,603,271
Pitney Bowes Credit Corp.
 Leasetops,
 due 3/16/05                    11,152          11,152,434
Port Corpus Christi,
 Authority, Texas,
 due 5/01/25                     1,500           1,500,000
Puerto Rico Public
 Finance Corp.,
 due 6/01/12                     1,115           1,115,000
Puerto Rico
 Commonwealth,
 due 7/01/27                     2,750           2,750,000
Puttable Floating Option
 Tax Receipts,
 due 10/11/30                    2,000           2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)


                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Puttable Floating Option Tax
 Receipts, AMT,
 due 12/05/30                  $ 7,025        $  7,025,000
Red Bay, Alabama, Industrial
 Development Board
 Revenue,
 due 11/01/10                    3,400           3,400,000
Regional Waste System,
 Maine, Solid Waste
 Resource Recovery Revenue,
 due 7/01/12                     9,700           9,700,000
Rhode Island State
 Industrial Facilities
 Corp., AMT,
 due 5/01/05                     1,250           1,250,000
Rhode Island State
 Industrial Facilities
 Corp., AMT,
 due 11/01/05                    2,650           2,650,000
Roswell, Georgia,
 Multi-Family Housing
 Authority,
 due 8/01/27                     2,500           2,500,000
Saint Charles Parish,
 Louisiana, Pollution
 Control Revenue,
 due 3/01/24                    10,400          10,400,000
San Antonio Texas,
 Water Revenue,
 due 5/15/26                     7,000           7,000,000
Savannah, Illinois,
 Industrial Development
 Revenue,
 due 6/01/04                       600             600,000
Sevier County, Tennessee,
 Public Building Authority,
 due 6/01/17                     2,940           2,940,000
South Carolina Jobs,
 Economic Development
 Authority,
 due 3/31/01                     5,295           5,295,000
Southeastern Oklahoma
 Industrial Development
 Authority,
 due 6/01/16                     3,400           3,400,000
Stevenson Alabama,
 Industrial Development
 Board Environmental
 Revenue, AMT,
 due 10/01/35                    5,000           5,000,000
Syracuse Industrial
 Economic Development
 Revenue,
 due 12/01/05                      490             490,000
Tarrant County, Texas,
 Health Facilities
 Development,
 due 11/15/26                      930             930,000
Tipton, Indiana,
 Economic Development
 Revenue,
 due 7/01/22                     1,000           1,000,000

Traill County,
 North Dakota, Industrial
 Development, AMT,
 due 12/01/11                    1,000           1,000,000
Traill County, North Dakota,
 Industrial Development,
 AMT,
 due 12/11/11                    1,000           1,000,000
Utah State,
 due 7/01/16                     1,000           1,000,000
Valdez, Alaska, Marine
 Terminal Revenue,
 due 8/01/25                     4,000           4,000,000
Vermont Industrial
 Development Authority
 Revenue, AMT,
 due 12/01/11                      700             700,000
Virginia College Building
 Authority,
 due 9/01/07                    14,515          14,515,000
Volusia County, Florida,
 Health Facilities
 Authority,
 due 11/01/15                      990             990,000
Walton County, Georgia,
 Industrial Building
 Authority,
 due 10/01/17                    2,300           2,300,000
Washington State
 Nonprofit Housing
 Finance Revenue,
 due 7/01/29                     3,050           3,050,000
Winchester, Kentucky,
 Industrial Building, AMT,
 due 10/01/18                    2,400           2,400,000
                                               478,783,127
TOTAL INVESTMENTS,
 AT AMORTIZED COST               99.9%         744,889,805
OTHER ASSETS,
 LESS LIABILITIES                 0.1              449,139
                                -----         ------------
NET ASSETS                      100.0%        $745,338,944
                                =====         ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
===============================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                 $744,889,805
Cash                                                                    147,808
Interest receivable                                                   5,958,367
-------------------------------------------------------------------------------
 Total assets                                                       750,995,980
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     5,535,000
Payable to affiliate-- Investment advisory fees (Note 2A)                61,853
Accrued expenses and other liabilities                                   60,183
-------------------------------------------------------------------------------
 Total liabilities                                                    5,657,036
-------------------------------------------------------------------------------
NET ASSETS                                                         $745,338,944
===============================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $745,338,944
===============================================================================


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
===============================================================================
INTEREST INCOME (Note 1B):                                          $14,355,126
EXPENSES
Investment Advisory fees (Note 2A)                       $708,414
Administrative fees (Note 2B)                             177,104
Custody and fund accounting fees                           96,649
Legal fees                                                 17,025
Audit fees                                                 14,100
Trustees' fees                                             10,995
Miscellaneous                                               1,617
-------------------------------------------------------------------------------
 Total expenses                                         1,025,904
Less: aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)            (484,861)
Less: fees paid indirectly (Note 1D)                       (9,922)
-------------------------------------------------------------------------------
 Net expenses                                                           531,121
-------------------------------------------------------------------------------
Net investment income                                                13,824,005
NET REALIZED LOSS ON INVESTMENTS                                        (15,100)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $13,808,905
===============================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
                                                FEBRUARY 28, 2001    YEAR ENDED
                                                  (Unaudited)      AUGUST 31, 2000
==================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                          $    13,824,005         $24,250,506
Net realized loss on investments                       (15,100)            (23,055)

----------------------------------------------------------------------------------
Increase in net assets from operations              13,808,905          24,227,451
----------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                      1,261,283,956       2,196,552,821
Value of withdrawals                            (1,205,246,217)     (2,202,408,291)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 capital transactions                               56,037,739          (5,855,470)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          69,846,644          18,371,981
----------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                675,492,300         657,120,319
----------------------------------------------------------------------------------
End of period                                  $   745,338,944        $675,492,300
==================================================================================

TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                        FEBRUARY 28, 2001  ---------------------------------------------------
                           (Unaudited)      2000       1999       1998      1997       1996
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)             $745,339      $675,492  $657,120   $723,858   $483,630   $372,171
Ratio of expenses to
 average net assets             0.15%*        0.15%     0.15%      0.15%      0.19%      0.30%
Ratio of net investment
 income to average
 net assets                     3.90%*        3.77%     3.11%      3.53%      3.46%      3.31%

Note: If Agents of the Portfolio had not  voluntarily  waived a portion  of  their fees during the periods  indicated and the  expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                     0.29%*        0.29%     0.29%      0.29%      0.31%      0.32%
Net investment income to
 average net assets             3.76%*        3.63%     2.98%      3.39%      3.35%      3.29%
==============================================================================================

* Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. CFBDS, Inc. ("CFBDS"), acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, N.A. became the Portfolio's Administrator effective January 1, 2001. Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $708,414, of which $307,757 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

0.05% of the Portfolio's average daily net assets and amounted to $177,104, all of which was voluntarily waived for the six months ended February 28, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,165,087,735 and $1,095,642,261, respectively, for the six months ended February 28, 2001.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2001, for federal income tax purposes, amounted to $744,889,805.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $1,023. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED  PERSON  OF  INVESTMENT  ADVISER

INVESTMENT ADVISER
(OF TAX  FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------



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This report is prepared for the  information  of  shareholders  of Citi Tax Free
Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Tax Free Reserves.

(c)2001 Citicorp        [Logo] Printed on recycled paper             CFS/RTF/201